Basis of Presentation (Tables)	9 Months Ended
Jan. 31, 2025
Investments accounted for using equity method [abstract]
Summary of Subsidiaries which are Wholly Owned and Subject to Control

These condensed interim consolidated financial statements include the financial statements of the Company and the following subsidiaries which are wholly owned and subject to control by the Company:

Name of Subsidiary	% Equity Interest - January 31, 2025 and April 30, 2024	Country of Incorporation	Functional Currency
ImmunoPrecise Antibodies (Canada) Ltd.	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")	100%	USA	US dollar
ImmunoPrecise Antibodies (N.D.) Ltd.	100%	USA	US dollar
ImmunoPrecise Antibodies (MA) LLC	100%	USA	US dollar
Talem Therapeutics LLC ("Talem")	100%	USA	US dollar
ImmunoPrecise Netherlands B.V.	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")	100%	Netherlands	Euro
BioStrand B.V.	100%	Belgium	Euro
Idea Family B.V.	100%	Belgium	Euro
BioKey B.V.	100%	Belgium	Euro
BioClue B.V.	100%	Belgium	Euro
ImmunoPrecise Antibodies (Quebec), Ltd.	100%	Canada	Canadian dollar
9438-9244 Quebec, Inc.	100%	Canada	Canadian dollar

Summary of Effects of Adjustment on Comparative Periods in Financial Statements

The effects of this adjustment on the comparative periods in our Consolidated Statements of Financial Position and Comprehensive Loss as of January 31, 2025 are as follows:

	Previously reported	Adjustments	As adjusted
Balance sheet items: (in thousands)	4/30/2024	4/30/2024	4/30/2024
Deferred income tax liability	5,825	(1,758)	4,067
Total liabilities	26,067	(1,757)	24,310
Accumulated deficit	(100,265)	1,705	(98,560)
Accumulated other comprehensive loss	2,025	53	2,078
Total shareholders' equity	33,921	1,757	35,678

	Previously three months reported	Adjustments	As adjusted
Income statement items: (in thousands)	1/31/2024	1/31/2024	1/31/2024
Income taxes	517	261	778
Net loss for the period	(2,940)	261	(2,679)
Exchange difference on translating foreign operations	130	(532)	(402)
Comprehensive loss for the period	(2,810)	(271)	(3,081)
Basic and diluted loss per share*	(0.11)	0.01	(0.10)

	Previously nine months reported	Adjustments	As adjusted
Income statement items: (in thousands)	1/31/2024	1/31/2024	1/31/2024
Income taxes	749	625	1,374
Net loss for the period	(9,132)	627	(8,505)
Exchange difference on translating foreign operations	(1,086)	(24)	(1,110)
Comprehensive loss for the period	(10,218)	603	(9,615)
Basic and diluted loss per share*	(0.36)	0.02	(0.34)

* Because of the net loss, basic and diluted loss per share are the same given potential dilutive common shares are excluded from the computation as their effect would be anti-dilutive.